ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS - Acquisition - Additional Information (Details)
$ / shares in Units, oz in Millions, Unit_Standard_pure_0v22vGNdGEu70JN95VvM_Q in Millions, $ in Millions
			12 Months Ended
	Feb. 24, 2022 USD ($) oz $ / shares	Feb. 23, 2022 $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 $ / shares
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Share price | $ / shares		$ 7.01	$ 4.88	$ 4.41
Contingent value rights
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Number shares issued			59.3
Consideration			$ 4.7
Share option
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Number shares issued			9.9
Consideration			$ 39.5
Great Bear Resources Ltd. ("Great Bear")
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Number shares issued	49.3
Share price | $ / shares	$ 0.1330
Cumulative total of mineral reserves | oz	8.5
Consideration	$ 1,391.9
Great Bear Resources Ltd. ("Great Bear") | Contingent value rights
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Number shares issued	59.3
Great Bear Resources Ltd. ("Great Bear") | Share option
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Number shares issued	9.9